Financial Instruments (Details) - Schedule of carrying amounts of the group’s foreign currency denominated monetary assets and monetary liabilities
₡ in Thousands, S/ in Thousands, R$ in Thousands, Q in Thousands, C$ in Thousands, $ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2021 COP ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 NIO (C$)	Dec. 31, 2021 GTQ (Q)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 DOP ($)	Dec. 31, 2021 CRC (₡)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 NIO (C$)	Dec. 31, 2020 GTQ (Q)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 DOP ($)	Dec. 31, 2020 CRC (₡)	Dec. 31, 2019 COP ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 NIO (C$)	Dec. 31, 2019 GTQ (Q)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 DOP ($)	Dec. 31, 2019 CRC (₡)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 NIO (C$)	Dec. 31, 2021 GTQ (Q)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 DOP ($)	Dec. 31, 2021 CRC (₡)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 NIO (C$)	Dec. 31, 2020 GTQ (Q)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 DOP ($)	Dec. 31, 2020 CRC (₡)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 NIO (C$)	Dec. 31, 2019 GTQ (Q)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 DOP ($)	Dec. 31, 2019 CRC (₡)
Schedule of carrying amounts of the group’s foreign currency denominated monetary assets and monetary liabilities [Abstract]
Assets	$ 124,545							$ 100,077							$ 92,849							R$ 7,002		Q 1,946	S/ 7,024	$ 809	₡ 1,270	R$ 4,808		Q 90	S/ 5,249	$ 817	₡ 1,234	R$ 6,700	C$ 2,719	Q 1,558	S/ 4,819
Liabilities	(99,371)							(124,957)							(99,880)							R$ (9,125)		Q (4,115)		$ (2,869)	₡ (2,371)	R$ (5,385)			S/ (8,564)	$ (3,093)	₡ (2,410)	R$ (2,978)	C$ (2,600)	Q (4,805)	S/ (6,928)
+10% Impact to profit or loss before tax	(2,289)	R$ 193		Q 197	S/ (639)	$ 187	₡ 100	2,262	R$ 52		Q (8)	S/ 301	$ 207	₡ 107	639	R$ (338)	C$ (11)	Q 295	S/ 192
-10% Impact to profit or loss before tax	$ 2,797	R$ (236)		Q (241)	S/ 781	$ (229)	₡ (122)	$ (2,764)	R$ (64)		Q 10	S/ (368)	$ (253)	₡ (131)	$ (781)	R$ 414	C$ 13	Q (361)	S/ (234)